Operating Leases (Details) - Schedule of maturities of lease liabilities - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Schedule of maturities of lease liabilities [Abstract]
2022 and 2021	$ 409,922	$ 462,840
2023 and 2022	252,969	198,374
2024 and 2023 thereafter	150,468
Total lease payments	813,360	661,214
Less: imputed interest	(43,755)	(24,045)
Present value of lease liabilities	$ 769,605	$ 637,169